UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments	FMC Strategic Value Fund

July 31, 2012	(Unaudited)

	Shares	Value (000)
Common Stock (94.5%)
Automotive (11.2%)
Drew Industries*	350,000	$9,401
Federal-Mogul*	463,000	4,607
Spartan Motors	825,000	4,207

		18,215

Basic Industry (7.4%)
Harsco	185,000	3,931
Mueller Industries	190,000	8,100

		12,031

Chemicals (3.7%)
Huntsman	480,000	6,072

Energy (19.1%)
Approach Resources*	440,000	11,616
Halliburton	123,000	4,075
Range Resources	190,000	11,894
Weatherford International Ltd.*	300,000	3,615

		31,200

Financial Services (4.4%)
American Safety Insurance Holdings Ltd.*	250,000	4,463
Old Republic International	335,000	2,700

		7,163

Food (3.4%)
Agrium	58,000	5,508

Industrial/Manufacturing (6.5%)
Actuant, Cl A	67,400	1,918
AZZ	160,000	4,914
Mettler-Toledo International*	24,000	3,715

		10,547

Miscellaneous Consumer (14.7%)
Jarden	300,000	13,560
Prestige Brands Holdings*	640,000	10,502

		24,062

Paper (4.9%)
Neenah Paper	300,000	8,058

Printing & Publishing (3.4%)
Cenveo*	895,000	1,691
RR Donnelley & Sons	325,000	3,939

		5,630

Schedule of Investments	FMC Strategic Value Fund

July 31, 2012	(Unaudited)

	Shares/Face Amount (000)	Value (000)
Services (7.7%)
American Reprographics*	531,150	$2,321
Moody’s	86,300	3,498
United Stationers	270,000	6,807

		12,626

Technology (3.8%)
MTS Systems	77,955	3,389
Polycom*	327,000	2,858

		6,247

Transportation Equipment (2.6%)
Commercial Vehicle Group*	550,000	4,240

Veterinary Services (1.7%)
VCA Antech*	150,000	2,730

Total Common Stock
(Cost $125,629)		154,329

Corporate Obligation (0.6%)
Cenveo
7.875%, 12/01/13 (Cost $1,005)	$1,022	1,017

Short-Term Investment (5.0%)
Dreyfus Treasury Prime Cash Management Fund, 0.001%(1)
(Cost $8,141)	8,141,019	8,141

Total Investments (100.1%)
(Cost $134,775)†		$163,487

Percentages are based on Net Assets (in thousands) of $163,274.

*	Non-income producing security.
(1)	The rate shown is the 7-day effective yield as of July 31, 2012.

Cl — Class

Ltd. — Limited

†	At July 31, 2012, the tax basis cost of the Fund’s investments was $134,775 (in thousands) and the unrealized appreciation (depreciation) (in thousands) were $53,324 and $(24,612), respectively.

Schedule of Investments	FMC Strategic Value Fund

July 31, 2012	(Unaudited)

The following table summarizes the valuation of the investments in securities, in thousands, within the fair value hierarchy levels as of July 31, 2012:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$154,329	$—	$—	$154,329
Corporate Obligation	—	1,017	—	1,017
Short-Term Investment	8,141	—	—	8,141

Total	$162,470	$1,017	$—	$163,487

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2 investments in securities.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

FMC-QH-001-1800

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012